March 17, 2017

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:  BlackRock LifePath® Dynamic 2060 Fund, a series of

        BlackRock Funds III

        Post-Effective Amendment No. 243 to

        Registration Statement on Form N-1A

        (File Nos. 33-54126 and 811-07332)

Ladies and Gentlemen:

On behalf of BlackRock Funds III (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 243 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement contains Prospectuses for shares of a new series of the Trust, BlackRock LifePath® Dynamic 2060 Fund (the “Fund”), as well as a Statement of Additional Information relating to the Fund.

In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

In that regard, reference is made to Post-Effective Amendment No. 235 to the Registration Statement on Form N-1A of the Trust on behalf of BlackRock LifePath® Dynamic Retirement Fund, BlackRock LifePath® Dynamic 2020 Fund, BlackRock LifePath® Dynamic 2025 Fund, BlackRock LifePath® Dynamic 2030 Fund, BlackRock LifePath® Dynamic 2035 Fund, BlackRock LifePath® Dynamic 2040 Fund, BlackRock LifePath® Dynamic 2045 Fund, BlackRock LifePath® Dynamic 2050 Fund and BlackRock LifePath® Dynamic 2055 Fund,

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

which was filed on September 7, 2016 (the “Prior Filing”). While the Fund’s Prospectuses and Statement of Additional Information are filed on a stand-alone basis, the disclosure therein is substantively similar to the Prior Filing with respect to the following matters:

Statement of Additional Information—Part I:

•	Computation of Offering Price Per Share

Statement of Additional Information—Part II:

•	Management and Other Service Arrangements
•	Redemption of Shares
•	Shareholder Services
•	Pricing of Shares
•	Portfolio Transactions and Brokerage
•	Performance Data
•	General Information
•	Appendix A – Description of Bond Ratings
•	Appendix B – Proxy Voting Policies

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to Jesse C. Kean at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean

Jesse C. Kean

Enclosures

cc: John A. MacKinnon

      Benjamin Archibald